UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            July 26, 2000
---------------------     -------------------------        -------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      103
                                           ------------

Form 13F Information Table Value Total:      $400,375
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105     1551     34000  SH         SOLE                  23200           10800
                                                           155      3400  SH         OTHER                                  3400
Abbott Laboratories              COM        002824100     3173     71200  SH         SOLE                  71200
                                                           481     10800  SH         OTHER                                 10800
Agilent Technologies             COM        00846U101     4860     65903  SH         SOLE                  63959            1944
                                                            17       229  SH         OTHER                                   229
Air Products & Chemicals, Inc.   COM        009158106     3697    120000  SH         SOLE                 120000
American Express Company         COM        025816109      219      4200  SH         OTHER                                  4200
American Home Products           COM        026609107      693     11800  SH         SOLE                                  11800
                                                           376      6400  SH         OTHER                                  6400
American International Group     COM        026874107    14838    126280  SH         SOLE                 126280
American Telephone & Telegraph   COM        001957109     2173     68700  SH         SOLE                  53700           15000
                                                            47      1500  SH         OTHER                                  1500
Automatic Data Processing        COM        053015103     2142     40000  SH         SOLE                  40000
BP Amoco PLC                     COM        055622104     2874     50814  SH         SOLE                  50814
                                                           362      6406  SH         OTHER                                  6406
Bank of America Corp.            COM        060505104     1805     41983  SH         SOLE                  41983
Bank of New York                 COM        064057102     4320     92900  SH         SOLE                  92900
                                                           112      2400  SH         OTHER                                  2400
BellSouth Corp.                  COM        079860102     3120     73200  SH         SOLE                  73200
Bristol Myers Co.                COM        110122108      915     15706  SH         SOLE                   5600           10106
                                                           233      4000  SH         OTHER                                  4000
Chase Manhattan Corp.            COM        16161A108     5729    124380  SH         SOLE                 124380
Chiron                           COM        170040109     1900     40000  SH         SOLE                  40000
Cisco Systems                    COM        17275R102    44879    706058  SH         SOLE                 658778           47280
                                                           508      8000  SH         OTHER                                  8000
Citigroup, Inc.                  COM        172967101    12036    199762  SH         SOLE                 199762
Clear Channel Communications     COM        184502102     7556    100750  SH         SOLE                  93950            6800
                                                           210      2800  SH         OTHER                                  2800
Cornerstone Propane Partners,    COM        218916104      235     16000  SH         SOLE                  16000
Dell Computer Corp.              COM        247025109     2466     50000  SH         SOLE                  50000
Digene Corporation               COM        253752109    18766    464797  SH         SOLE                 413498           51299
                                                           121      3000  SH         OTHER                                  3000
Dover Corp.                      COM        260003108     2701     66600  SH         SOLE                  66600
                                                            65      1600  SH         OTHER                                  1600
E. I. duPont de Nemours & Co.    COM        263534109     1429     32655  SH         SOLE                  32655
Eli Lilly                        COM        532457108      320      3200  SH         OTHER                                  3200
Exxon Mobil                      COM        30231G102     8761    111604  SH         SOLE                 103804            7800
                                                           675      8600  SH         OTHER                                  8600
Ford Motor Company               COM        345370100     5611    130500  SH         SOLE                 121300            9200
                                                           185      4300  SH         OTHER                                  4300
General Electric Co.             COM        369604103    30162    569100  SH         SOLE                 562065            7035
                                                          1523     28728  SH         OTHER                                 28728
Halliburton Company              COM        406216101     1534     32500  SH         SOLE                  32500
Hewlett Packard                  COM        428236103    21578    172800  SH         SOLE                 167700            5100
                                                            75       600  SH         OTHER                                   600
IBM                              COM        459200101     4131     37704  SH         SOLE                  33652            4052
                                                           117      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100    26062    194950  SH         SOLE                 172350           22600
                                                          1176      8800  SH         OTHER                                  8800
Interpublic Group Cos.           COM        460690100     9030    210000  SH         SOLE                 210000
Johnson & Johnson                COM        478160104    14460    141941  SH         SOLE                 131456           10485
                                                           143      1400  SH         OTHER                                  1400
KLA Tencor Corp.                 COM        482480100      627     10700  SH         SOLE                   5700            5000
                                                            47       800  SH         OTHER                                   800
Keane Inc.                       COM        486665102     1367     63200  SH         SOLE                  47000           16200
                                                           184      8500  SH         OTHER                                  8500
Lucent Technologies Inc.         COM        549463107      208      3516  SH         SOLE                   2516            1000
                                                            65      1100  SH         OTHER                                  1100
Merck & Co., Inc.                COM        589331107    13365    174418  SH         SOLE                 159100           15318
                                                           690      9000  SH         OTHER                                  9000
Microsoft Corp.                  COM        594918104    13806    172580  SH         SOLE                 162580           10000
                                                           640      8000  SH         OTHER                                  8000
Morgan Stanley Dean Witter       COM        617446448      162      1948  SH         SOLE                   1948
                                                            52       624  SH         OTHER                                   624
Motorola, Inc.                   COM        620076109     1909     65700  SH         SOLE                  46200           19500
                                                            26       900  SH         OTHER                                   900
National City Corp.              COM        635405103     1991    116668  SH         SOLE                  82800           33868
                                                           171     10000  SH         OTHER                                 10000
Nokia Corp. ADR                  COM        654902204     4315     86400  SH         SOLE                  86400
PepsiCo Inc.                     COM        713448108     3333     75000  SH         SOLE                  75000
                                                            40       900  SH         OTHER                                   900
Pfizer, Inc.                     COM        717081103     9377    195348  SH         SOLE                 195348
Philip Morris Cos. Inc.          COM        718154107     1699     63971  SH         SOLE                  63971
Procter & Gamble Company         COM        742718109     4122     72000  SH         SOLE                  72000
                                                           137      2400  SH         OTHER                                  2400
Progressive Corp.-Ohio           COM        743315103     1472     19895  SH         SOLE                  12295            7600
                                                           141      1900  SH         OTHER                                  1900
Royal Dutch Petroleum            COM        780257804    13002    211200  SH         SOLE                 205200            6000
SBC Communications, Inc.         COM        78387G103     4257     98418  SH         SOLE                  98418
Schering-Plough Corp.            COM        806605101     6545    129600  SH         SOLE                 129600
SmithKline Beecham PLC ADR       COM        832378301     3338     51200  SH         SOLE                  51200
Sprint Corporation               COM        852061100     2040     40000  SH         SOLE                  40000
Sprint PCS Group                 COM        852061506     1190     20000  SH         SOLE                  20000
Stryker Corp.                    COM        863667101    10827    247480  SH         SOLE                 179400           68080
                                                           437     10000  SH         OTHER                                 10000
Sun Microsystems                 COM        866810104      546      6000  SH         OTHER                                  6000
T. Rowe Price & Associates       COM        741477103     7990    188000  SH         SOLE                 188000
Tellabs Inc.                     COM        879664100     5899     86200  SH         SOLE                  72400           13800
                                                           698     10200  SH         OTHER                                 10200
Vertex                           COM        92532F100      938      8900  SH         SOLE                   5900            3000
Viacom Inc., Class B             COM        925524308     2154     31594  SH         SOLE                  31594
Visteon Corp.                    COM        92839U107      207     17087  SH         SOLE                  15882            1205
                                                             7       563  SH         OTHER                                   563
Vodafone AirTouch ADR            COM        92857T107     1347     32500  SH         SOLE                  32500
Wachovia Corp.                   COM        929771103     1465     27000  SH         SOLE                  27000
Washington Post 'B'              COM        939640108      478      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      299      7000  SH         SOLE                   7000
                                                            56      1300  SH         OTHER                                  1300
WorldCom Inc.                    COM        98157D106     3039     66237  SH         SOLE                  66237
Banco Bilbao Vizcaya Intl. Ltd   PFD        059456301      609     28000  SH         SOLE                  28000
HSBC Bank, Pfd. C                PFD        44328M815      565     24000  SH         SOLE                  16000            8000
                                                           188      8000  SH         OTHER                                  8000
